SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate the fair values of the share options granted

	2018	2019	2020
Risk-free rate of return	2.01%~2.63%	1.68%~2.63%	0.10%-1.67%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	27%~38%	30%~41%	34%-59%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$3.00~$9.51	US$2.37~$3.40	US$2.95-$3.74

Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2019	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12
Forfeited	(2,086,050)	1.99
Exercised	(1,962,484)	0.76

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807
Granted	965,000	2.58
Forfeited	(247,232)	2.10
Exercised	(325,190)	1.62

Outstanding at December 31, 2020	6,297,966	2.52	7.32	21,389

Vested and exercisable as of December 31, 2020	3,067,157	2.18	6.59	11,500
Vested or expected to vest as of December 31, 2020	6,297,966	2.52	7.32	21,389

Schedule of restricted share unit

	Number of
	Restricted	Weighted Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60

Restricted share units outstanding at December 31, 2019	2,553,999	3.88
Granted	1,716,950	3.28
Forfeited	(565,116)	2.83
Vested	(638,052)	4.12
Restricted share units outstanding at December 31, 2020	3,067,781	3.69

Schedule of share based compensation expense

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	22,477	25,412	22,727
Selling and marketing expenses	23,561	24,772	40,562
Technology and content expenses	5,321	4,097	12,406
Total	51,359	54,281	75,695